EMPLOYEE BENEFIT PLANS - Roll-forward of actuarial liability (Details) - Defined benefit plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Roll-forward of actuarial liability
Opening balance	R$ 675,158	R$ 785,045
Interest on actuarial liabilities	59,258	55,849
Actuarial loss (gain)	12,231	(119,642)
Exchange rate variations	(577)	37
Benefits paid	(54,646)	(46,131)
Closing balance	R$ 691,424	R$ 675,158